Deposits [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Deposits [Abstract]
Time Deposits by Maturity [Table Text Block]
The maturity information at March 31, 2021 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥32,811,126	¥23,871,425
Due after one year through two years	4,345,312	460,277
Due after two years through three years	2,454,117	204,050
Due after three years through four years	610,596	109,874
Due after four years through five years	668,397	31,178
Due after five years	757,934	68,309

Total	¥41,647,482	¥24,745,113